Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative Liabilities [Line Items]
Schedule of Common Stock Purchase Derivative Liability Warrants

A continuity of the Company’s common stock purchase derivative liability warrants is as follows:

Derivative liabilities
Outstanding, December 31, 2023	$369,158
Change in fair value of derivative liabilities	(369,158)
Outstanding, December 31, 2024	$-
Change in fair value of derivative liabilities	-
Outstanding, June 30, 2025	$-

A continuity of the Company’s common stock purchase derivative liability warrants is as follows:

Derivative liabilities
Outstanding, December 31, 2022	$68,455
Addition of new derivatives during IPO	229,437
Change in fair value of derivative liabilities	71,266
Outstanding, December 31, 2023	$369,158
Change in fair value of derivative liabilities	(369,158)
Outstanding, December 31, 2024	$-

Warrant [Member]
Derivative Liabilities [Line Items]
Schedule of Warrants Outstanding	As of June 30, 2025, the following warrants were outstanding:
Outstanding	Expiry date	Weighted average exercise price ($)
167	April 27, 2027	2,817
54	November 21, 2028	5,600
221		3,497

As of December 31, 2024, the following warrants were outstanding:

Outstanding	Expiry date[1]	Weighted average exercise price ($)
167	April 27, 2027	2,817
54	November 21, 2028	5,600
221		3,497
[1]	On April 28, 2023, the Company amended the warrant agreements for the 167 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023 compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.

Schedule of Black-Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option pricing model:

	December 31, 2024	December 31, 2023	November 21, 2023	December 31, 2022	July 15, 2022
Risk-free interest rate	4.25% - 4.27%	3.84 - 4.01%	4.41%	4.73%	3.12%
Expected life [1]	2.32 – 3.90 years	3.32 – 4.90 years	5 years	0.75 years	0.6 years
Expected dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	100%	100%	100%	100%	100.00%
[1]	On April 28, 2023, the Company amended the warrant agreements for the 167 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023 compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.